Employee future benefits (Tables)	3 Months Ended
Mar. 31, 2023
Summary of net defined benefit liability asset

The change in the Company’s employee future benefit obligations is summarized as follows:

	Three months ended March 31, 2023			Year ended December 31, 2022
	Pension	Other
	benefit plans	benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the period	21,657	93	21,750	29,412
Current service cost	30	3	33	142
Interest cost	200	1	201	295
Actuarial loss (gain) from changes in financial assumptions	148	-	148	(5,915)
Benefits paid	(194)	-	(194)	(752)
Impact of foreign exchange rate changes	334	1	335	(1,432)
Balances – End of the period	22,175	98	22,273	21,750

Change in plan assets
Balances – Beginning of the period	10,591	-	10,591	11,927
Interest income from plan assets	99	-	99	120
Employer contributions	8	-	8	45
Employee contributions	2	-	2	10
Benefits paid	(71)	-	(71)	(247)
Remeasurement of plan assets	(14)	-	(14)	(641)
Impact of foreign exchange rate changes	160	-	160	(623)
Balances – End of the period	10,775	-	10,775	10,591

Net liability of the unfunded plans	10,913	98	11,011	10,787
Net liability of the funded plans	487	-	487	372
Net amount recognized as Employee future benefits	11,400	98	11,498	11,159

Amounts recognized:
In net loss	131	4	135	295
Actuarial (loss) gain on defined benefit plans and remeasurement of the net defined benefit liability in other comprehensive loss	(162)	-	(162)	5,262